UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21971

XTF Advisors Trust

(Exact name of registrant as specified in charter)

110 Wall Street, 18th Floor, New York, NY

10005

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period:  9/30/07

Item 1.  Schedule of Investments.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2010 PORTFOLIO (Unaudited)
September 30, 2007

Shares			Value
	Exchange Traded Funds - 105.49%
	Equity Exchange Traded Funds - 77.89%
234	iShares MSCI EAFE Index Fund		$ 19,326
109	iShares Russell 2000 Index Fund		8,724
156	SPDR Trust Series I		23,803
100	Vanguard Mid-Cap ETF		7,967
			59,820
	Fixed Income Exchange Traded Funds - 19.66%
24	iShares Goldman Sachs Investop Corp. Bond Fund		2,534
54	iShares Lehman 1-3 Year Treasury Bond Fund		4,391
53	iShares Lehman 7-10 Year Treasury Bond Fund		4,444
42	iShares Lehman 20+ Year Treasury Bond Fund		3,728
			15,097
	Real Estate Exchange Traded Funds - 7.94%
85	Vanguard REIT ETF		6,100

	Total Exchange Traded Funds (Cost $79,311)		81,017

	Short-Term Investments - 1.74%
1,332	Blackrock Temp Fund Dollar Class #20, 5.13%, 12/31/30 (Cost $1,332)		1,332

	TOTAL INVESTMENTS (Cost $80,643) (a)	107.23%	$ 82,349

	Liabilities in excess of other assets	-7.23%	(5,551)

	TOTAL NET ASSETS	100.00%	$ 76,798

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 1,892
	Unrealized depreciation:		(186)
	Net unrealized appreciation:		$ 1,706

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2015 PORTFOLIO (Unaudited)
September 30, 2007

Shares			Value
	Exchange Traded Funds - 107.05%
	Equity Exchange Traded Funds - 97.77%
250	iShares MSCI EAFE Index Fund		$ 20,648
123	iShares Russell 2000 Index Fund		9,845
166	SPDR Trust Series I		25,328
126	Vanguard Mid-Cap ETF		10,038
			65,859
	Fixed Income Exchange Traded Funds - 5.12%
7	iShares Goldman Sachs Investop Corp. Bond Fund		739
11	iShares Lehman 1-3 Year Treasury Bond Fund		895
10	iShares Lehman 7-10 Year Treasury Bond Fund		838
11	iShares Lehman 20+ Year Treasury Bond Fund		977
			3,449
	Real Estate Exchange Traded Funds - 4.16%
39	Vanguard REIT ETF		2,799

	Total Exchange Traded Funds (Cost $71,435)		72,107

	Short-Term Investments - 1.15%
778	Blackrock Temp Fund Dollar Class #20, 5.13%, 12/31/30 (Cost $778)		778

	TOTAL INVESTMENTS (Cost $72,213) (a)	108.20%	$ 72,885

	Liabilities in excess of other assets	-8.20%	(5,522)

	TOTAL NET ASSETS	100.00%	$ 67,363

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 928
	Unrealized depreciation:		(256)
	Net unrealized appreciation:		$ 672

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2020 PORTFOLIO (Unaudited)
September 30, 2007

Shares			Value
	Exchange Traded Funds - 100.22%
	Equity Exchange Traded Funds - 100.22%
1,615	iShares MSCI EAFE Index Fund		$ 133,383
941	iShares Russell 2000 Index Fund		75,317
540	iShares S&P 500 Index Fund		82,604
527	SPDR Trust Series I		80,410
974	Vanguard Mid-Cap ETF		77,598
			449,312

	Total Exchange Traded Funds (Cost $438,831)		449,312

	Short-Term Investments - 2.67%
11,963	Blackrock Temp Fund Dollar Class #20, 5.13%, 12/31/30 (Cost $11,963)		11,963

	TOTAL INVESTMENTS (Cost $450,794) (a)	102.89%	$ 461,275

	Liabilities in excess of other assets	-2.88%	(12,928)

	TOTAL NET ASSETS	100.01%	$ 448,347

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 10,482
	Unrealized depreciation:		-
	Net unrealized appreciation:		$ 10,482

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2025 PORTFOLIO (Unaudited)
September 30, 2007

Shares			Value
	Exchange Traded Funds - 102.29%
	Equity Exchange Traded Funds - 102.29%
555	iShares MSCI EAFE Index Fund		$ 45,837
371	iShares Russell 2000 Index Fund		29,695
25	iShares S&P 500 Index Fund		3,824
337	SPDR Trust Series I		51,420
403	Vanguard Mid-Cap ETF		32,107
			162,883

	Total Exchange Traded Funds (Cost $156,128)		162,883

	Short-Term Investments - 2.25%
3,588	Blackrock Temp Fund Dollar Class #20, 5.13%, 12/31/30 (Cost $3,588)		3,588

	TOTAL INVESTMENTS (Cost $159,716) (a)	104.54%	$ 166,471

	Liabilities in excess of other assets	-4.54%	(7,231)

	TOTAL NET ASSETS	100.00%	$ 159,240

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 6,755
	Unrealized depreciation:		-
	Net unrealized appreciation:		$ 6,755

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2030 PORTFOLIO (Unaudited)
September 30, 2007

Shares			Value
	Exchange Traded Funds - 56.21%
	Equity Exchange Traded Funds - 56.21%
303	iShares MSCI EAFE Index Fund		$ 25,025
203	iShares Russell 2000 Index Fund		16,248
7	iShares S&P 500 Index Fund		1,071
175	SPDR Trust Series I		26,701
218	Vanguard Mid-Cap ETF		17,368
			86,413

	Total Exchange Traded Funds (Cost $84,209)		86,413

	Short-Term Investments - 1.35%
2,080	Blackrock Temp Fund Dollar Class #20, 5.13%, 12/31/30 (Cost $2,080)		2,080

	TOTAL INVESTMENTS (Cost $86,288) (a)	57.56%	$ 88,493

	Assets in excess of other liabilities	42.44%	65,246

	TOTAL NET ASSETS	100.00%	$ 153,739

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 2,204
	Unrealized depreciation:		-
	Net unrealized appreciation:		$ 2,204

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2040 PLUS PORTFOLIO (Unaudited)
September 30, 2007

Shares			Value
	Exchange Traded Funds - 101.63%
	Equity Exchange Traded Funds - 101.63%
707	iShares MSCI EAFE Index Fund		$ 58,391
491	iShares Russell 2000 Index Fund		39,300
195	iShares S&P 500 Index Fund		29,829
255	SPDR Trust Series I		38,908
520	Vanguard Mid-Cap ETF		41,428
			207,856

	Total Exchange Traded Funds (Cost $204,872)		207,856

	Short-Term Investments - 20.72%
42,389	Blackrock Temp Fund Dollar Class #20, 5.13%, 12/31/30 (Cost $42,389)		42,389

	TOTAL INVESTMENTS (Cost $247,261) (a)	122.35%	$ 250,245

	Liabilities in excess of other assets	-22.35%	(45,718)

	TOTAL NET ASSETS	100.00%	$ 204,527

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 3,074
	Unrealized depreciation:		(90)
	Net unrealized appreciation:		$ 2,984

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 60 PORTFOLIO (Unaudited)
September 30, 2007

Shares			Value
	Exchange Traded Funds - 99.21%
	Equity Exchange Traded Funds - 72.36%
19,532	iShares MSCI EAFE Index Fund		$ 1,613,148
9,464	iShares Russell 2000 Index Fund		757,499
13,295	SPDR Trust Series I		2,028,551
8,472	Vanguard Mid-Cap ETF		674,964
			5,074,162
	Fixed Income Exchange Traded Funds - 19.43%
2,218	iShares Goldman Sachs Investop Corp. Bond Fund		234,154
4,960	iShares Lehman 1-3 Year Treasury Bond Fund		403,347
4,735	iShares Lehman 7-10 Year Treasury Bond Fund		396,983
3,694	iShares Lehman 20+ Year Treasury Bond Fund		327,916
			1,362,400
	Real Estate Exchange Traded Funds - 7.42%
7,254	Vanguard REIT ETF		520,620

	Total Exchange Traded Funds (Cost $6,836,858)		6,957,182

	Short-Term Investments - 1.68%
117,856	General Electric Cap. Corp. Discount Note, 4.50%, 10/01/07 (Cost $117,856)		117,856

	TOTAL INVESTMENTS (Cost $6,954,714)	100.89%	$ 7,075,038

	Liabilities in excess of other assets	-0.89%	(62,618)

	TOTAL NET ASSETS	100.00%	$ 7,012,420

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 128,068
	Unrealized depreciation:		(7,743)
	Net unrealized depreciation:		$ 120,325

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) XTF Advisors Trust

By (Signature and Title)

       /s/Michael Miola, President

Date

11/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Michael Miola, President

Date

11/26/07

By (Signature and Title)

       /s/Andrew Rogers, Treasurer

Date

11/26/07